Restatement of Previously Issued Financial Statement (Details)	1 Months Ended		3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 AED (د.إ)	Nov. 27, 2020 USD ($)	Aug. 20, 2020 USD ($)	Aug. 19, 2020 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity, par value | $ / shares			$ 10.10			$ 10.10		$ 10.10
Temporary equity			$ 232,300,000			$ 232,300,000		$ 232,300,000
Minimum net tangible assets upon consummation of the Business Combination								5,000,001
Balance Sheet
Total assets			233,615,163			234,445,409		233,615,163
Total liabilities			38,579,612			41,759,934		38,579,612
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.10 redemption value as of September 30, 2021 and December 31, 2020			232,300,000			232,300,000		232,300,000
Preference shares, $0.0001 par value
Accumulated deficit			(37,265,024)			(39,615,100)		(37,265,024)
Total shareholders' equity (deficit)	$ 17,779	$ 17,779	(37,264,449)	$ (35,338,041)	$ (30,904,856)	(39,614,525)	$ (35,338,041)	(37,264,449)			$ 0	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)			233,615,163			234,445,409		233,615,163
Operations
Net income (loss)	$ (7,221)	$ (7,221)	$ (1,926,408)	(4,433,185)	8,734,669	(12,971,424)		$ 2,375,076
Weighted average shares outstanding - basic and diluted | shares			23,000,000					23,000,000
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity				196,961,950	196,395,143	187,685,474	196,961,950			$ 200,645,178
Balance Sheet
Total assets				233,801,679	234,164,226	234,445,409	233,801,679			235,022,982
Total liabilities				36,839,721	32,769,082	41,759,934	36,839,721			31,106,056
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.10 redemption value as of September 30, 2021 and December 31, 2020				196,961,950	196,395,143	187,685,474	196,961,950			200,645,178
Additional paid-in-capital				13,668,974	9,235,826	17,970,408	13,668,974			5,010,833
Accumulated deficit				(8,669,940)	(4,236,755)	(12,971,424)	(8,669,940)			(1,739,973)
Total shareholders' equity (deficit)				5,000,008	5,000,001	5,000,001	5,000,008			3,271,748
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)				233,801,679	234,164,226	234,445,409	233,801,679			235,022,982
Cash flows
Change in value of Class A ordinary shares subject to possible redemption					(8,734,582)	(12,959,704)	4,276,476
Revision Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity				40,338,050	35,904,857	44,614,526	40,338,050			31,654,822
Balance Sheet
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.10 redemption value as of September 30, 2021 and December 31, 2020				40,338,050	35,904,857	44,614,526	40,338,050			31,654,822
Additional paid-in-capital				(13,668,974)	(9,235,826)	(17,970,408)	(13,668,974)			(5,010,833)
Accumulated deficit				(26,668,677)	(26,668,676)	(26,643,676)	(26,668,677)			(26,643,676)
Total shareholders' equity (deficit)				(40,338,050)	(35,904,857)	(44,614,526)	(40,338,050)			(31,654,822)
Cash flows
Change in value of Class A ordinary shares subject to possible redemption					8,734,582	$ 12,959,704	(4,276,476)
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity				232,300,000	232,300,000		232,300,000
Balance Sheet
Total assets				233,801,679	234,164,226		233,801,679
Total liabilities				36,839,721	32,769,082		36,839,721
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.10 redemption value as of September 30, 2021 and December 31, 2020				232,300,000	232,300,000		232,300,000
Accumulated deficit				(35,338,617)	(30,905,431)		(35,338,617)
Total shareholders' equity (deficit)				(35,338,042)	(30,304,856)		(35,338,042)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)				233,801,679	234,164,226		233,801,679
Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity				4,000,000.0			4,000,000.0		د.إ 3,600,000
Balance Sheet
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.10 redemption value as of September 30, 2021 and December 31, 2020				4,000,000.0			4,000,000.0		د.إ 3,600,000
Operations
Weighted average shares outstanding - basic and diluted | shares						6,052,632
Basic and diluted net loss per share | $ / shares						$ (1.15)
Class A ordinary shares | As Previously Reported
Balance Sheet
Common stock				399	355	$ 442	399			313
Operations
Net income (loss)				$ (4,433,185)	$ 8,734,669	$ (12,971,424)	$ 4,301,484
Weighted average shares outstanding - basic and diluted | shares				23,000,000	23,000,000	23,000,000	23,000,000
Class A ordinary shares | Revision Adjustment
Balance Sheet
Common stock				$ (399)	$ (355)	$ (442)	$ (399)			(313)
Operations
Weighted average shares outstanding - basic and diluted | shares						(16,947,368)
Basic and diluted net loss per share | $ / shares				$ (0.15)	$ 0.30	$ (1.15)	$ 0.15
Class A ordinary shares | As Restated
Operations
Net income (loss)				$ (4,433,185)	$ 8,734,669		$ 4,301,484
Weighted average shares outstanding - basic and diluted | shares				23,000,000	232,300,000		23,000,000
Basic and diluted net loss per share | $ / shares				$ (0.15)	$ 0.300		$ 0.15
Class B ordinary shares
Balance Sheet
Common stock			$ 575			$ 575		$ 575
Operations
Weighted average shares outstanding - basic and diluted | shares		5,750,000	5,750,000			5,197,368		5,750,000
Basic and diluted net loss per share | $ / shares		$ 0.00	$ (0.07)			$ (1.15)		$ 0.08
Class B ordinary shares | As Previously Reported
Balance Sheet
Common stock				$ 575	$ 575	$ 575	$ 575			$ 575
Operations
Net income (loss)				$ (4,433,185)	$ 8,734,669	$ (12,971,424)	$ 4,301,484
Weighted average shares outstanding - basic and diluted | shares				5,750,000	5,750,000		5,750,000
Basic and diluted net loss per share | $ / shares				$ (0.77)	$ 1.52	$ (3.80)	$ 0.75
Class B ordinary shares | Revision Adjustment
Operations
Basic and diluted net loss per share | $ / shares				$ 0.62	$ (1.22)	$ 2.65	$ (0.60)
Class B ordinary shares | As Restated
Balance Sheet
Common stock				$ 575	$ 575		$ 575
Operations
Net income (loss)				$ (4,433,185)	$ 8,734,669		$ 4,301,484
Weighted average shares outstanding - basic and diluted | shares				5,750,000	5,750,000		5,750,000
Basic and diluted net loss per share | $ / shares				$ (0.15)	$ 0.30		$ 0.15